FAIR VALUE MEASUREMENT (Schedule of Financial Liabilities at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2012 Warrants at fair value	$ 4,979	$ 1,706
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	4,979	1,755		1,044
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2012 Warrants at fair value	4,979	1,706
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2010 Convertible Debentures				1,044
Embedded derivative		$ 49